Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2019	¥ 67,291
2020	69,087
2021	70,332
2022	71,041
2023	71,662
2024-2028	¥ 353,649